Share Capital	12 Months Ended
Jun. 30, 2025
Share Capital
Share Capital

21. Share Capital:

(a)	Authorized share capital as at June 30, 2025 and June 30, 2024

Unlimited number of common shares with no par value.

(b)	Issued and outstanding share capital

On June 30, 2025, the Company had 35,433,947 common shares issued and outstanding (June 30, 2024 - 27,191,075). A summary of changes in share capital is presented in the consolidated statements of changes in shareholders’ equity:

	Number of Common shares	Share Capital
Balance, July 1, 2023	26,800,000	$6,855
Common shares issued, net of costs	2,200	22
Equity warrants exercised (note 21d)	110,000	83
Acquisition of OFIT GM and OFIT RT (note 19)	278,875	2,066

Balance, June 30, 2024	27,191,075	$9,026
Common shares issued, net of costs	990,726	3,550
Equity warrants exercised (note 21d)	235,000	176
RSU exercised (note 22b)	508,381	1,874
Share-based compensation (note 22a)	81,551	384
Share option exercised (note 22a)	457,215	2,919
Equity warrant granted (note 21d)	-	791
Shelf prospectus shares issued (note 21c)	2,394,367	6,615
Acquisition of Solar Flow-Through Funds (note 19)	3,575,632	19,950
Balance, June 30, 2025	35,433,947	$45,285

(c)	Shelf prospectus shares issued:

On March 24, 2025, the Company completed a registered direct offering of 2,394,367 units each consisting of a common share at a subscription price of $5.08 per share (US$3.55), and a warrant with exercise price of $6.37 per warrant (US$4.45).

The proceeds from the offering were allocated between the common shares and the liability warrants based on their respective fair values at the date of issuance. The fair value of the warrants was determined on the issuance date using the Black-Scholes option pricing model and was estimated at $4,975. The residual amount of the transaction price, after allocating to the warrant component, was attributed to the common shares and amounted to $7,195. The warrants are classified as financial liabilities and are remeasured at fair value at each reporting period, with changes recognized in profit or loss in accordance with IFRS 9, Financial Instruments (note 31). The common shares are classified as equity.

A total of $981 in legal and other issuance costs was incurred. Of this, $401 related to the warrants and was expensed immediately in profit or loss, while $580 related to the common shares and was deducted from equity.

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024

21. Share Capital (continued):

(d)	Warrants

The movement in warrants during the year was as follows:

	June 30, 2025			June 30, 2024
	Number of warrants	Weighted average exercise price per warrant	Weighted Average Remaining Life (years)	Number of warrants	Weighted average exercise price per warrant	Weighted Average Remaining Life (years)
Outstanding, beginning of the year	7,873,000	$0.38	3.35	7,983,000	$0.39	4.33
Granted	119,718	6.61	-	-	-	-
Exercised	(235,000)	0.75	-	(110,000)	0.75	-
Outstanding, end of the year	7,757,718	$0.52		7,873,000	$0.38
Weighted average remaining Life (years)	-	-	2.43	-	-	3.35

As compensation related to the shelf prospectus offering (note 21c) completed on March 24, 2025, the Company issued 119,718 equity warrants to the placement agent. Each warrant entitles the holder to purchase one common share of the Company at an exercise price equal to 130% of the offering price per share, or $6.61 per warrant (US$4.62). The warrants have a contractual term of five years and are classified as equity instruments. The warrants were valued at $791, the fair value of the services received.

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024